Annual Fund Operating Expenses - F/m US Treasury 3 Month Bill ETF - Institutional Class	Feb. 10, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.15%